TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit (loss) before taxes on income	$ 3,459	$ (3,946)	$ (13,034)
Statutory federal income tax rate	21.00%	21.00%	21.00%
Tax (tax benefit) computed at the statutory tax rate	$ 726	$ (829)	$ (2,737)
Unrecognized temporary differences	(59)	(47)	140
Decrease (increase) in unrecognized tax losses in the year	(351)	1,070	2,889
Tax adjustment in respect of different tax rates	107	44	21
Taxes in respect of previous years	90	5
Non-deductible expenses and other differences	25	8	2
Income tax expense	$ 538	$ 251	$ 315